Risk management - EVE and NII based on interest rate risk in banking book of bank, consolidated trusts and subsidiaries of the bank (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Woori Venture Partners Co., Ltd.
Statement One [Line Items]
Change in EVE	[1]	₩ 705	₩ 340
Change in NII	[2]	3,231	2,782
Woori Bank
Statement One [Line Items]
Change in EVE	[1]	952,830	683,660
Change in NII	[2]	668,290	743,489
Woori Card Co., Ltd.
Statement One [Line Items]
Change in EVE	[1]	120,153	80,720
Change in NII	[2]	79,515	76,846
Woori Financial Capital Co., Ltd.
Statement One [Line Items]
Change in EVE	[1]	67,877	48,523
Change in NII	[2]	16,151	17,585
Woori Investment Bank Co., Ltd.
Statement One [Line Items]
Change in EVE	[1]	29,325	4,464
Change in NII	[2]	24,911	15,303
Woori Asset Trust Co., Ltd.
Statement One [Line Items]
Change in EVE	[1]	1,817	1,210
Change in NII	[2]	12,802	7,018
Woori Asset Management Corp.
Statement One [Line Items]
Change in EVE	[1]	504	832
Change in NII	[2]	1,682	2,154
Woori Savings Bank
Statement One [Line Items]
Change in EVE	[1]	15,117	7,347
Change in NII	[2]	4,537	11,077
Woori Private Equity Asset Management Co., Ltd.
Statement One [Line Items]
Change in EVE	[1]	17	80
Change in NII	[2]	338	775
Woori Global Asset Management Co., Ltd.
Statement One [Line Items]
Change in EVE	[1]	0	536
Change in NII	[2]	0	269
Woori Financial F&I Co., Ltd.
Statement One [Line Items]
Change in EVE	[1]	97,936	63,852
Change in NII	[2]	₩ 6,858	₩ 3,961

[1]	ΔEVE: change in Economic Value of Equity
[2]	ΔNII: change in Net Interest Income